Basis of preparation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of preparation (Details) [Line Items]
Reverse stock split	The Company effected the 2019 Reverse Share Split of its common shares at a ratio of 1-for-20.
Tax asset	$ 476,363	$ 91,851
Bottom of range [member]
Basis of preparation (Details) [Line Items]
Tax losses years	7 years
Top of range [member]
Basis of preparation (Details) [Line Items]
Tax losses years	20 years